UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	July 25, 2000


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $132036


List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion       Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs     Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------     -----  ------ ------
AES Corp.                      Common   00130h105    397         8700   x                          2350          6350
America Online                 Common   02364J104    308         5840   x                          1510          4330
American Express               Common   025816109    401         7700   x                          2040          5660
Anheuser Busch                 Common   035229103    239         3200   x                           670          2530
BP Amoco PLC Sponsored ADR     Common   110889409    310         5479   x                                        5479
Bank of America                Common   060505104   5121       119090   x                         73600         45490
Baxter International           Common   071813109   5977        85010   x                         51100         33910
Bellsouth Corp.                Common   079860102    219         5130   x                          1020          4110
Biogen Inc.                    Common   090597105    206         3200   x                           630          2570
Bristol Myers                  Common   110122108   5860       100603   x                         59563         41040
Cisco Systems                  Common   17275r102    474         7460   x                          1590          5870
Dell Computer                  Common   247025109    250         5080   x                          1020          4060
Duke Energy                    Common   264399106   5356        95010   x                         56110         38900
Edwards Lifesciences Corp.     Common   28176e108    209        11292   x                          5634          5658
Eli Lilly                      Common   532457108    246         2460   x                           480          1980
Exxon-Mobil                    Common   30231G102   5788        73734   x                         45715         28019
Firstar                        Common   33763V109   4849       230251   x                        136630         93621
Gateway Inc.                   Common   367626108    362         6380   x                          1720          4660
General Electric               Common   369604103    539        10170   x                          1500          8670
Harley-Davidson                Common   412822108    243         6320   x                          1280          5040
Herman Miller                  Common   600544100   5747       222095   x                        131235         90860
Intel Corp.                    Common   458140100    413         3090   x                           820          2270
International Paper            Common   460146103   4730       158660   x                        101900         56760
Johnson & Johnson              Common   478160104    330         3240   x                                        3240
Jones Apparel                  Common   480074103   4736       201530   x                        121450         80080
Kroger                         Common   501044101   6155       278990   x                        162440        116550
Lafarge                        Common   505862102   3337       158890   x                         91280         67610
Lehman Brothers                Common   524908100   6303        66656   x                         38536         28120
Lucent Technologies            Common   549463107    383         6458   x                          1710          4748
Marsh & McLennan               Common   571748102    316         3030   x                           520          2510
Microsoft                      Common   594918104   5604        70050   x                         42730         27320
Motorola                       Common   620076109   5106       175710   x                        107310         68400
New York Times                 Common   650111107    208         5270   x                          1080          4190
NiSource                       Common   65473P105   2120       113851   x                         64111         49740
Nokia Corp.                    Common   654902204    370         7420   x                          1950          5470
Office Depot                   Common   676220106   2934       469490   x                        273540        195950
Pepsico                        Common   713448108    478        10770   x                          2540          8230
Pfizer                         Common   717081103    456         9510   x                          2460          7050
Phillips Petroleum             Common   718507106   5183       102250   x                         66560         35690
Reynolds & Reynolds            Common   761695105   3646       199809   x                        114400         85409
SBC Communications             Common   78387G103   4567       105605   x                         62129         43476
Sara Lee Corp                  Common   803111103   4986       258170   x                        154600        103570
Schlumberger Ltd.              Common   806857108    373         5000   x                          1380          3620
Smithkline Beecham             Common   832378301   5803        89025   x                         54885         34140
Sun Microsystems               Common   866810104   5769        63440   x                         35310         28130
Symantec                       Common   871503108   5125        95025   x                         58785         36240
USX Marathon Group             Common   902905827   4820       192310   x                        124140         68170
Verizon Communications         Common   92343v104   4678        90290   x                         53690         36600